FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net (loss) income	$ 60,296,359	¥ 393,433,738	¥ (196,168,740)	¥ (239,284,796)
Adjustments for:
Share-based compensation expenses	8,437,766	55,056,426	21,750,533	3,898,328
Fair value change on warrants liability	(5,801)	(37,851)	(1,292,244)	(2,251,427)
Amortization of discount and interest on convertible notes	448,018	2,923,316	33,154,191	98,308,205
Foreign exchange (gain) loss	1,275,045	8,319,669	5,474,002	20,331,430
Consulting fees paid by issuance of shares	1,039,359	6,781,815	35,091,686	4,172,800
Gain on extinguishment of convertible notes	(8,698,223)	(56,800,000)	0	0
Payment of issuance cost by issuance of shares Iliad	69,833	455,658	0	0
Changes in operating assets and liabilities
Change in prepayments and other current assets	(440,932)	(2,877,084)	(6,628,897)	(20,575,190)
Change in accounts payable	(403,833)	(2,635,008)	246,764	905,990
Change in accrued expenses and other current liabilities	(3,224,414)	(21,039,288)	11,896,337	(2,408,745)
Net cash (used in) provided by operating activities	(16,284,023)	(106,253,254)	(54,175,322)	(101,200,526)
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	7,268,995	47,430,195	0	0
Proceeds from the issuance of convertible note	514,693	3,358,369	0	0
Proceeds from other loans			34,881,000	0
Repayments of convertible notes	(48,878,103)	(318,929,623)	0	0
Net cash provided by (used in) financing activities	(47,614,742)	(310,686,195)	40,922,800	(18,357,011)
Net change in cash and cash equivalents	3,307,754	21,583,096	5,856,692	(138,367,571)
Cash and cash equivalents, beginning of period	1,549,907	10,113,141	4,256,449	142,624,020
Cash and cash equivalents, end of period	4,857,661	31,696,237	10,113,141	4,256,449
Supplement disclosure of cash flow information:
Interest paid	7,309,624	47,695,297	0	260,073
Income taxes paid	1,098,099	7,165,097	0	0
Parent Company
Cash flows from operating activities:
Net (loss) income	60,978,298	397,883,388	(177,795,168)	(217,092,926)
Adjustments for:
Share-based compensation expenses	8,437,766	55,056,426	21,705,240	3,645,751
Fair value change on warrants liability	(5,801)	(37,851)	(1,292,244)	(2,251,427)
Amortization of discount and interest on convertible notes	448,018	2,923,316	33,154,191	98,308,205
Foreign exchange (gain) loss	(4,533,096)	(29,578,454)	1,648,652	(1,963,364)
Equity in loss (income) of subsidiaries and VIEs	(62,846,497)	(410,073,394)	74,482,946	83,384,302
Consulting fees paid by issuance of shares	1,039,359	6,781,815	35,091,686	4,172,800
Gain on extinguishment of convertible notes	(8,698,223)	(56,755,902)	0	0
Gain on waiver of interest-free loan	(5,345,747)	(34,881,000)	0	0
Payment of issuance cost by issuance of shares Iliad	69,833	455,658	0	0
Changes in operating assets and liabilities
Change in prepayments and other current assets	(617,065)	(4,026,346)	(1,894)	(2,971)
Change in amounts due from intercompany	53,542,003	349,361,587	(28,060,447)	30,882,203
Change in accrued expenses and other current liabilities	(86,767)	(566,162)	6,329,916	898,712
Net cash (used in) provided by operating activities	42,382,081	276,543,081	(34,737,122)	(18,715)
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	7,268,995	47,430,195	0	0
Proceeds from the issuance of convertible note	514,693	3,358,369	0	0
Proceeds from other loans	0	0	34,881,000	0
Repayments of convertible notes	(48,878,103)	(318,929,623)	0	0
Net cash provided by (used in) financing activities	(41,094,415)	(268,141,059)	34,881,000	0
Net change in cash and cash equivalents	1,287,666	8,402,022	143,878	(18,715)
Cash and cash equivalents, beginning of period	22,053	143,896	18	18,733
Cash and cash equivalents, end of period	1,309,719	8,545,918	143,896	18
Supplement disclosure of cash flow information:
Interest paid	5,564,821	36,310,455	0	0
Income taxes paid	$ 0	¥ 0	¥ 0	¥ 0